SEGMENTS - Narrative (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Segment Reporting [Abstract]
Other Nonrecurring (Income) Expense	$ 94	$ (1,800)